Called up share capital (Details) € in Millions		1 Months Ended	12 Months Ended
	May 14, 2024 EUR (€)	Mar. 31, 2022 EUR (€) shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2023 EUR (€) shares	Mar. 31, 2024 $ / shares	Mar. 31, 2024 EUR (€) shares	Mar. 31, 2024 £ / shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance			€ 4,797
Ending balance			€ 4,797	€ 4,797
Reissue of treasury shares | shares		1,519,000,000
Share buyback programme
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Amount of share buybacks, initial amount	€ 500
Amount of share buybacks, total planned amount	€ 2,000
Period of share buyback programme	12 months
Ordinary shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares) | shares			28,818,256,058	28,817,627,868
Allotted during the year (in shares) | shares			427,750	628,190
Ending balance (in shares) | shares		28,817,627,868	28,818,683,808	28,818,256,058
Beginning balance			€ 4,797	€ 4,797
Ending balance		€ 4,797	€ 4,797	€ 4,797
Par value per share | $ / shares					$ 20.9524
Number of treasury shares held | shares				1,825,691,429		1,738,561,954
Nominal value of treasury shares				€ 304		€ 289
Market value of treasury shares				€ 1,855		€ 1,434
Reissue of treasury shares | shares			87,129,475	85,844,124
Repurchase of treasury shares | shares			0	1,463,959,031
Ordinary shares | Share buyback programme
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Amount of share buybacks, initial amount	€ 500
Amount of share buybacks, total planned amount	€ 2,000
Period of share buyback programme	12 months
7% cumulative fixed rate shares
Ordinary shares of 2020 21 US cents each allotted, issued and fully paid:
Beginning balance (in shares) | shares			50,000
Ending balance (in shares) | shares			50,000	50,000
Par value per share | £ / shares							£ 1
Cumulative rate of fixed rate shares						7.00%